Financial risk management - Maturity Analysis (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	€ 2,178.6	€ 2,100.3
2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	494.5	485.3
2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	48.2	60.0
2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	48.3	60.9
2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	48.0	1,494.1
2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	92.7	0.0
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,446.9	0.0
Borrowings-principal
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,409.5	1,464.2
Borrowings-principal | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	5.1	0.0
Borrowings-principal | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	5.1	0.0
Borrowings-principal | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	5.1	0.0
Borrowings-principal | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	5.1	1,464.2
Borrowings-principal | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	5.1	0.0
Borrowings-principal | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,384.0	0.0
Borrowings-interest
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	292.4	210.5
Borrowings-interest | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	46.3	59.7
Borrowings-interest | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	46.0	60.0
Borrowings-interest | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	46.0	60.9
Borrowings-interest | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	45.7	29.9
Borrowings-interest | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	45.5	0.0
Borrowings-interest | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	62.9	0.0
Trade and other payables excluding non-financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	441.6	439.1
Trade and other payables excluding non-financial liabilities | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	441.6	439.1
Trade and other payables excluding non-financial liabilities | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	484.0	367.8
Sell | Forward contracts | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	484.0	367.8
Sell | Forward contracts | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Forward contracts | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Forward contracts | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Forward contracts | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Forward contracts | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	916.2
Sell | Cross currency interest rate swap | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	29.1
Sell | Cross currency interest rate swap | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	28.7
Sell | Cross currency interest rate swap | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	28.6
Sell | Cross currency interest rate swap | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	28.4
Sell | Cross currency interest rate swap | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	801.4
Sell | Cross currency interest rate swap | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0
Pay | Forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(479.6)	(381.3)
Pay | Forward contracts | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(479.6)	(381.3)
Pay | Forward contracts | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Forward contracts | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Forward contracts | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Forward contracts | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Forward contracts | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	€ 0.0
Pay | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(885.5)
Pay | Cross currency interest rate swap | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(32.0)
Pay | Cross currency interest rate swap | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(31.6)
Pay | Cross currency interest rate swap | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(31.4)
Pay | Cross currency interest rate swap | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(31.2)
Pay | Cross currency interest rate swap | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(759.3)
Pay | Cross currency interest rate swap | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	€ 0.0